Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Services	$ 49,911	$ 55,673	$ 57,655
Sales	29,967	35,063	38,666
Financing	1,864	2,057	2,047
Total revenue (Note T)	81,741	92,793	98,367
Cost
Services	33,126	36,034	37,564
Sales	6,920	9,312	11,009
Financing	1,011	1,040	1,110
Total cost	41,057	46,386	49,683
Gross profit	40,684	46,407	48,684
Expense and other (income)
Selling, general and administrative	20,430	23,180	23,451
Research, development and engineering (Note O)	5,247	5,437	5,743
Intellectual property and custom development income	(682)	(742)	(822)
Other (income) and expense	(724)	(1,938)	(333)
Interest expense (Note D&J)	468	484	402
Total expense and other (income)	24,740	26,421	28,440
Income from continuing operations before income taxes	15,945	19,986	20,244
Provision for income taxes (Note N)	2,581	4,234	3,363
Income from continuing operations	13,364	15,751	16,881
Loss from discontinued operations, net of tax (Note C)	(174)	(3,729)	(398)
Net income	$ 13,190	$ 12,022	$ 16,483
Assuming dilution
Continuing operations (in dollars per share) (Note P)	$ 13.6	$ 15.59	$ 15.3
Discontinued operations (in dollars per share) (Note P)	(0.18)	(3.69)	(0.36)
Total (in dollars per share) (Note P)	13.42	11.9	14.94
Basic
Continuing operations (in dollars per share) (Note P)	13.66	15.68	15.42
Discontinued operations (in dollars per share) (Note P)	(0.18)	(3.71)	(0.36)
Total (in dollars per share) (Note P)	$ 13.48	$ 11.97	$ 15.06
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	982,700,267	1,010,000,480	1,103,042,156
Basic (in shares)	978,744,523	1,004,272,584	1,094,486,604